Borrowings (Details 3) - USD ($)					6 Months Ended
	Apr. 15, 2015	Nov. 08, 2013	May. 01, 2013	Jul. 08, 2011	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Aggregate future required minimum principal payments based on the terms of loan
Reclassification of deferred financing fees					$ 5,100,000
Senior Secured Credit Facility
Credit Facilities
Face amount				$ 320,000,000
Discount (as a percent)				2.00%
Issued amount				$ 313,600,000
Discount				$ 6,400,000	$ 1,700,000		$ 1,900,000
Percentage of the non-voting stock of the entity's domestic subsidiaries' direct foreign subsidiaries collateralized					100.00%
Percentage of the voting stock of the entity's domestic subsidiaries' direct foreign subsidiaries as collateral					65.00%
Increase in principal amount outstanding		$ 106,700,000	$ 150,000,000
Annual amortization obligation as a percentage of original principal amount				15.00%
Annual amortization obligation as a percentage of outstanding principal amount		1.00%
Outstanding principal amount		$ 510,000,000
Reduction in incremental spread upon consummation of qualifying initial public offering (as a percent)					0.50%
Interest rate (as a percent)					5.25%
Aggregate future required minimum principal payments based on the terms of loan
2015					$ 2,550,000
2016					5,100,000
2017					5,100,000
2018 and thereafter					489,600,000
Total maturities of long-term debt		$ 510,000,000
Net carrying amount of deferred financing fees capitalized					4,500,000		5,100,000
Amortization expense related to the deferred financing fees					600,000	$ 500,000
Accretion related to the net carrying amount of debt discount					$ 200,000	200,000
Senior Secured Credit Facility | First option
Credit Facilities
Fixed interest rate base (as a percent)					2.25%
Additional interest margin added to fixed and variable rates (as a percent)					3.00%
Senior Secured Credit Facility | First option | Federal funds effective rate
Credit Facilities
Interest rate added to variable rate (as a percent)					0.50%
Senior Secured Credit Facility | First option | Adjusted LIBOR rate for the interest period
Credit Facilities
Interest rate added to variable rate (as a percent)					1.00%
Senior Secured Credit Facility | Second option
Credit Facilities
Fixed interest rate base (as a percent)					1.25%
Additional interest margin added to fixed and variable rates (as a percent)					4.00%
Revolving credit facility
Credit Facilities
Maximum borrowing capacity	$ 100,000,000
Commitment fee (as a percent)	0.50%
Aggregate future required minimum principal payments based on the terms of loan
Net carrying amount of deferred financing fees capitalized					$ 800,000		$ 0
Amortization expense related to the deferred financing fees					$ 100,000	$ 0
Revolving credit facility | Federal funds effective rate
Credit Facilities
Interest rate added to variable rate (as a percent)	0.50%
Revolving credit facility | Adjusted LIBOR rate for the interest period
Credit Facilities
Interest rate added to variable rate (as a percent)	1.00%
Revolving credit facility | First option
Credit Facilities
Fixed interest rate base (as a percent)	2.25%
Additional interest margin added to fixed and variable rates (as a percent)	2.00%
Revolving credit facility | Second option
Credit Facilities
Fixed interest rate base (as a percent)	1.25%
Additional interest margin added to fixed and variable rates (as a percent)	3.00%